Maturity analysis of assets, liabilities and off-balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Disclosure of maturity analysis of assets, liabilities and off-balance sheet commitments	HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	285,868	—	—	—	—	—	—	—	285,868
Items in the course of collection from other banks	6,342	—	—	—	—	—	—	—	6,342
Hong Kong Government certificates of indebtedness	42,024	—	—	—	—	—	—	—	42,024
Trading assets	284,865	2,010	637	363	555	165	564	—	289,159
Financial assets designated or otherwise mandatorily measured at fair value	5,530	697	821	753	581	4,839	11,917	85,505	110,643
Derivatives	227,343	138	134	71	35	383	570	1,040	229,714
Loans and advances to banks	76,524	18,662	6,487	2,689	3,281	2,756	2,328	175	112,902
Loans and advances to customers	142,803	66,425	52,218	40,135	36,323	94,206	175,381	331,044	938,535
– personal	44,105	9,558	6,960	6,422	6,127	19,606	54,365	297,512	444,655
– corporate and commercial	83,281	50,268	38,250	24,685	24,566	61,612	106,598	30,592	419,852
– financial	15,417	6,599	7,008	9,028	5,630	12,988	14,418	2,940	74,028
Reverse repurchase agreements – non-trading	164,826	43,893	23,840	6,708	5,126	6,113	1,711	—	252,217
Financial investments	48,969	69,816	44,493	16,348	18,603	46,124	106,117	92,293	442,763
Assets held for sale[2]	39,882	2,929	7,041	4,176	3,261	17,085	33,015	7,943	115,332
Accrued income and other financial assets	108,138	6,574	4,404	550	698	220	764	1,513	122,861
Financial assets at 31 Dec 2023	1,433,114	211,144	140,075	71,793	68,463	171,891	332,367	519,513	2,948,360
Non-financial assets	—	—	—	—	—	—	—	90,317	90,317
Total assets at 31 Dec 2023	1,433,114	211,144	140,075	71,793	68,463	171,891	332,367	609,830	3,038,677
Off-balance sheet commitments received
Loan and other credit-related commitments	39,836	—	—	—	—	—	—	—	39,836
Financial liabilities
Hong Kong currency notes in circulation	42,024	—	—	—	—	—	—	—	42,024
Deposits by banks	52,747	2,758	2,324	381	94	1,458	13,064	337	73,163
Customer accounts	1,343,858	138,117	78,611	20,832	17,724	7,785	4,616	104	1,611,647
– personal	621,112	84,909	61,286	14,794	12,465	5,507	2,742	2	802,817
– corporate and commercial	545,207	43,562	14,525	4,605	3,393	2,165	1,527	92	615,076
– financial	177,539	9,646	2,800	1,433	1,866	113	347	10	193,754
Repurchase agreements – non-trading	158,882	10,311	1,759	300	847	1	—	—	172,100
Items in the course of transmission to other banks	7,295	—	—	—	—	—	—	—	7,295
Trading liabilities	66,548	6,302	300	—	—	—	—	—	73,150
Financial liabilities designated at fair value	22,080	8,366	7,823	7,197	6,239	16,679	39,497	33,545	141,426
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	10,383	2,760	5,748	6,225	5,390	14,090	34,757	23,898	103,251
– subordinated liabilities and preferred securities	—	1,995	—	—	—	1,471	3,429	4,581	11,476
– other	11,697	3,611	2,075	972	849	1,118	1,311	5,066	26,699
Derivatives	233,134	113	25	9	47	73	1,223	148	234,772
Debt securities in issue	6,891	6,664	10,816	6,896	6,427	6,317	27,452	22,454	93,917
– covered bonds	—	—	—	—	—	—	1,273	—	1,273
– otherwise secured	447	44	62	58	55	188	861	1,679	3,394
– unsecured	6,444	6,620	10,754	6,838	6,372	6,129	25,318	20,775	89,250
Liabilities of disposal groups held for sale[3]	69,868	5,231	5,479	6,728	6,541	4,730	7,918	1,511	108,006
Accruals and other financial liabilities	104,264	11,827	6,007	1,205	1,414	1,053	1,491	2,137	129,398
Subordinated liabilities	—	13	—	—	—	1,790	897	22,254	24,954
Total financial liabilities at 31 Dec 2023	2,107,591	189,702	113,144	43,548	39,333	39,886	96,158	82,490	2,711,852
Non-financial liabilities	—	—	—	—	—	—	—	134,215	134,215
Total liabilities at 31 Dec 2023	2,107,591	189,702	113,144	43,548	39,333	39,886	96,158	216,705	2,846,067
Off-balance sheet commitments given
Loan and other credit-related commitments	895,140	95	126	72	171	439	807	300	897,150
– personal	256,272	21	30	46	107	279	745	192	257,692
– corporate and commercial	472,507	74	26	26	64	160	62	108	473,027
– financial	166,361	—	70	—	—	—	—	—	166,431

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	327,002	—	—	—	—	—	—	—	327,002
Items in the course of collection from other banks	7,297	—	—	—	—	—	—	—	7,297
Hong Kong Government certificates of indebtedness	43,787	—	—	—	—	—	—	—	43,787
Trading assets	213,234	1,333	1,343	338	425	808	222	390	218,093
Financial assets designated at fair value	3,282	718	1,369	1,178	479	1,967	13,353	77,755	100,101
Derivatives	281,724	132	29	21	65	261	1,052	875	284,159
Loans and advances to banks	72,240	13,965	8,323	860	2,328	3,058	3,569	132	104,475
Loans and advances to customers	139,934	75,486	58,951	35,633	33,730	99,933	173,076	306,818	923,561
– personal	41,834	9,141	6,659	5,745	5,773	18,326	51,050	273,487	412,015
– corporate and commercial	84,955	60,067	45,695	24,430	22,629	68,473	108,418	30,231	444,898
– financial	13,145	6,278	6,597	5,458	5,328	13,134	13,608	3,100	66,648
Reverse repurchase agreements – non-trading	171,173	51,736	16,164	5,840	2,776	3,999	2,066	—	253,754
Financial investments	46,493	79,309	30,722	11,798	13,067	40,710	67,951	74,676	364,726
Assets held for sale[2]	33,781	3,755	3,452	3,044	3,263	15,369	40,017	14,697	117,378
Accrued income and other financial assets	99,113	6,042	3,766	620	703	543	302	1,295	112,384
Financial assets at 31 Dec 2022	1,439,060	232,476	124,119	59,332	56,836	166,648	301,608	476,638	2,856,717
Non-financial assets	—	—	—	—	—	—	—	92,569	92,569
Total assets at 31 Dec 2022	1,439,060	232,476	124,119	59,332	56,836	166,648	301,608	569,207	2,949,286
Off-balance sheet commitments received
Loan and other credit-related commitments	27,340	—	—	—	—	—	—	—	27,340
Financial liabilities
Hong Kong currency notes in circulation	43,787	—	—	—	—	—	—	—	43,787
Deposits by banks	46,994	359	3,510	205	136	1,455	13,737	326	66,722
Customer accounts	1,388,297	93,108	47,712	14,244	17,295	4,719	4,607	321	1,570,303
– personal	657,413	55,252	35,430	10,431	12,374	2,835	2,351	2	776,088
– corporate and commercial	555,539	31,624	10,385	3,080	3,824	1,667	2,146	274	608,539
– financial	175,345	6,232	1,897	733	1,097	217	110	45	185,676
Repurchase agreements – non-trading	121,193	3,804	685	170	645	1,250	—	—	127,747
Items in the course of transmission to other banks	7,864	—	—	—	—	—	—	—	7,864
Trading liabilities	66,027	5,668	281	113	113	116	35	—	72,353
Financial liabilities designated at fair value	16,430	7,398	6,562	4,308	5,325	19,287	34,886	33,125	127,321
– debt securities in issue: covered bonds	—	—	—	—	—	—	—	—	—
– debt securities in issue: unsecured	7,056	3,620	4,793	3,157	4,288	16,234	29,941	23,510	92,599
– subordinated liabilities and preferred securities	—	—	—	—	—	1,971	3,675	3,990	9,636
– other	9,374	3,778	1,769	1,151	1,037	1,082	1,270	5,625	25,086
Derivatives	284,412	73	18	46	57	171	849	136	285,762
Debt securities in issue	4,514	7,400	7,476	4,745	3,585	9,198	19,240	21,991	78,149
– covered bonds	—	—	—	—	—	—	601	—	601
– otherwise secured	705	28	40	38	36	124	656	1,346	2,973
– unsecured	3,809	7,372	7,436	4,707	3,549	9,074	17,983	20,645	74,575
Liabilities of disposal groups held for sale[3]	76,928	4,342	5,374	6,599	8,606	2,343	8,653	1,479	114,324
Accruals and other financial liabilities	104,295	9,576	4,776	967	1,564	1,028	2,016	1,725	125,947
Subordinated liabilities	—	—	11	160	—	—	1,689	20,430	22,290
Total financial liabilities at 31 Dec 2022	2,160,741	131,728	76,405	31,557	37,326	39,567	85,712	79,533	2,642,569
Non-financial liabilities	—	—	—	—	—	—	—	121,520	121,520
Total liabilities at 31 Dec 2022	2,160,741	131,728	76,405	31,557	37,326	39,567	85,712	201,053	2,764,089
Off-balance sheet commitments given
Loan and other credit-related commitments	825,781	184	75	59	210	242	975	328	827,854
– personal	242,953	2	3	—	110	199	811	300	244,378
– corporate and commercial	449,843	176	72	59	84	43	163	28	450,468
– financial	132,985	6	—	—	16	—	1	—	133,008
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data have been restated
accordingly.
2Unallocated impairment losses in relation to disposal groups of $2.0bn (2022: $2.4bn) and non-financial assets of $0.9bn (2022: $1bn) that are presented within assets held for sale on the balance sheet have been included within non-financial assets in the table above.
3A total of $0.4bn (2022: $0.3bn) of non-financial liabilities that are presented within liabilities of disposal groups held for sale on the balance sheet have been included within non-financial liabilities in the table above.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	7,029	—	—	—	—	—	—	—	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	3,815	26,284	29,780	59,879
Derivatives	2,217	—	—	—	—	18	675	434	3,344
Loans and advances to HSBC undertakings	—	—	120	—	—	1,016	6,783	19,435	27,354
Financial investments	10,365	6,017	898	750	757	771	—	—	19,558
Accrued income and other financial assets	3,511	860	254	229	5	—	—	—	4,859
Total financial assets at 31 Dec 2023	23,122	6,877	1,272	979	762	5,620	33,742	49,649	122,023
Non-financial assets	—	—	—	—	—	—	—	163,146	163,146
Total assets at 31 Dec 2023	23,122	6,877	1,272	979	762	5,620	33,742	212,795	285,169
Financial liabilities
Amounts owed to HSBC undertakings	—	168	—	—	—	—	—	—	168
Financial liabilities designated at fair value	—	—	—	—	—	5,287	19,604	18,747	43,638
– debt securities in issue	—	—	—	—	—	3,816	16,175	15,198	35,189
– subordinated liabilities and preferred securities	—	—	—	—	—	1,471	3,429	3,549	8,449
Derivatives	2,452	209	7	59	75	558	1,318	1,412	6,090
Debt securities in issue	—	—	816	2,158	—	4,920	33,735	23,610	65,239
Accruals and other financial liabilities	1,437	1,599	1,049	127	34	—	—	23	4,269
Subordinated liabilities	—	1,987	—	—	—	1,600	880	19,972	24,439
Total financial liabilities 31 Dec 2023	3,889	3,963	1,872	2,344	109	12,365	55,537	63,764	143,843
Non-financial liabilities	—	—	—	—	—	—	—	20	20
Total liabilities at 31 Dec 2023	3,889	3,963	1,872	2,344	109	12,365	55,537	63,784	143,863

Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	3,210	—	—	—	—	—	—	—	3,210
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	9,007	16,230	27,085	52,322
Derivatives	2,889	—	—	—	—	—	796	116	3,801
Loans and advances to HSBC undertakings	—	2,163	240	—	—	2,035	4,414	17,913	26,765
Financial investments	1,517	2,712	8,870	1,020	2,194	3,153	—	—	19,466
Accrued income and other financial assets	68	4,147	179	90	4	—	14	—	4,502
Total financial assets at 31 Dec 2022	7,684	9,022	9,289	1,110	2,198	14,195	21,454	45,114	110,066
Non-financial assets	—	—	—	—	—	—	—	171,035	171,035
Total assets at 31 Dec 2022	7,684	9,022	9,289	1,110	2,198	14,195	21,454	216,149	281,101
Financial liabilities
Amounts owed to HSBC undertakings	48	266	—	—	—	—	—	—	314
Financial liabilities designated at fair value	—	—	—	—	—	1,447	16,459	14,217	32,123
– debt securities in issue	—	—	—	—	—	1,447	12,784	11,192	25,423
– subordinated liabilities and preferred securities	—	—	—	—	—	—	3,675	3,025	6,700
Derivatives	2,540	—	35	—	102	460	1,638	2,147	6,922
Debt securities in issue	—	—	1,972	448	714	11,046	25,380	27,378	66,938
Accruals and other financial liabilities	722	450	648	61	35	—	14	31	1,961
Subordinated liabilities	—	—	—	—	—	1,941	1,492	16,294	19,727
Total financial liabilities at 31 Dec 2022	3,310	716	2,655	509	851	14,894	44,983	60,067	127,985
Non-financial liabilities	—	—	—	—	—	—	—	8	8
Total liabilities at 31 Dec 2022	3,310	716	2,655	509	851	14,894	44,983	60,075	127,993

Disclosure of cash flows payable under financial liabilities by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	52,938	2,898	3,304	17,123	362	76,625
Customer accounts	1,345,006	141,348	119,660	13,423	109	1,619,546
Repurchase agreements – non-trading	159,264	10,457	2,996	1	—	172,718
Trading liabilities	73,150	—	—	—	—	73,150
Financial liabilities designated at fair value	22,262	9,156	26,033	63,960	44,886	166,297
Derivatives	232,598	609	1,295	2,445	2,910	239,857
Debt securities in issue	6,837	7,407	24,117	43,513	27,119	108,993
Subordinated liabilities	39	135	1,465	9,020	34,920	45,579
Other financial liabilities[1]	149,904	9,752	5,943	2,555	2,109	170,263
	2,041,998	181,762	184,813	152,040	112,415	2,673,028
Loan and other credit-related commitments	895,156	95	371	1,437	91	897,150
Financial guarantees[2]	16,966	4	39	—	—	17,009
At 31 Dec 2023	2,954,120	181,861	185,223	153,477	112,506	3,587,187
Proportion of cash flows payable in period	83%	5%	5%	4%	3%

Deposits by banks	47,082	406	4,024	16,050	359	67,921
Customer accounts	1,387,125	96,474	80,608	9,961	346	1,574,514
Repurchase agreements – non-trading	121,328	3,852	1,535	1,268	—	127,983
Trading liabilities	72,353	—	—	—	—	72,353
Financial liabilities designated at fair value	16,687	7,859	18,740	63,606	43,475	150,367
Derivatives	283,512	171	1,181	2,222	1,059	288,145
Debt securities in issue	4,329	8,217	17,522	34,283	26,428	90,779
Subordinated liabilities	37	168	1,395	7,321	32,946	41,867
Other financial liabilities[1]	153,597	8,670	5,994	3,230	1,704	173,195
	2,086,050	125,817	130,999	137,941	106,317	2,587,124
Loan and other credit-related commitments	825,781	184	344	1,217	328	827,854
Financial guarantees[2]	18,696	25	62	—	—	18,783
At 31 Dec 2022	2,930,527	126,026	131,405	139,158	106,645	3,433,761
Proportion of cash flows payable in period	85%	4%	4%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	168	—	—	—	168
Financial liabilities designated at fair value	23	405	1,437	31,050	25,610	58,525
Derivatives	1,244	556	1,651	2,227	726	6,404
Debt securities in issue	—	680	4,787	46,909	27,745	80,121
Subordinated liabilities	46	2,163	1,360	8,239	30,862	42,670
Other financial liabilities	1,436	1,620	1,210	—	23	4,289
	2,749	5,592	10,445	88,425	84,966	192,177
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	—	—	—	—	—	—
At 31 Dec 2023	2,749	5,592	10,445	88,425	84,966	192,177

Amounts owed to HSBC undertakings	48	266	—	—	—	314
Financial liabilities designated at fair value	11	72	1,139	22,921	19,196	43,339
Derivatives	1,182	177	1,089	4,231	1,321	8,000
Debt securities in issue	—	544	4,899	44,608	32,540	82,591
Subordinated liabilities	46	161	1,068	8,262	27,045	36,582
Other financial liabilities	721	458	745	14	31	1,969
	2,008	1,678	8,940	80,036	80,133	172,795
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	—	—	—	—	—	—
At 31 Dec 2022	2,008	1,678	8,940	80,036	80,133	172,795
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied. Prior period comparatives have been restated. Refer to footnote 1 in Note 34.

Disclosure of cash flows payable under derivative financial liabilities by remaining contractual maturities

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	52,938	2,898	3,304	17,123	362	76,625
Customer accounts	1,345,006	141,348	119,660	13,423	109	1,619,546
Repurchase agreements – non-trading	159,264	10,457	2,996	1	—	172,718
Trading liabilities	73,150	—	—	—	—	73,150
Financial liabilities designated at fair value	22,262	9,156	26,033	63,960	44,886	166,297
Derivatives	232,598	609	1,295	2,445	2,910	239,857
Debt securities in issue	6,837	7,407	24,117	43,513	27,119	108,993
Subordinated liabilities	39	135	1,465	9,020	34,920	45,579
Other financial liabilities[1]	149,904	9,752	5,943	2,555	2,109	170,263
	2,041,998	181,762	184,813	152,040	112,415	2,673,028
Loan and other credit-related commitments	895,156	95	371	1,437	91	897,150
Financial guarantees[2]	16,966	4	39	—	—	17,009
At 31 Dec 2023	2,954,120	181,861	185,223	153,477	112,506	3,587,187
Proportion of cash flows payable in period	83%	5%	5%	4%	3%

Deposits by banks	47,082	406	4,024	16,050	359	67,921
Customer accounts	1,387,125	96,474	80,608	9,961	346	1,574,514
Repurchase agreements – non-trading	121,328	3,852	1,535	1,268	—	127,983
Trading liabilities	72,353	—	—	—	—	72,353
Financial liabilities designated at fair value	16,687	7,859	18,740	63,606	43,475	150,367
Derivatives	283,512	171	1,181	2,222	1,059	288,145
Debt securities in issue	4,329	8,217	17,522	34,283	26,428	90,779
Subordinated liabilities	37	168	1,395	7,321	32,946	41,867
Other financial liabilities[1]	153,597	8,670	5,994	3,230	1,704	173,195
	2,086,050	125,817	130,999	137,941	106,317	2,587,124
Loan and other credit-related commitments	825,781	184	344	1,217	328	827,854
Financial guarantees[2]	18,696	25	62	—	—	18,783
At 31 Dec 2022	2,930,527	126,026	131,405	139,158	106,645	3,433,761
Proportion of cash flows payable in period	85%	4%	4%	4%	3%
1Excludes financial liabilities of disposal groups.
2Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings	—	168	—	—	—	168
Financial liabilities designated at fair value	23	405	1,437	31,050	25,610	58,525
Derivatives	1,244	556	1,651	2,227	726	6,404
Debt securities in issue	—	680	4,787	46,909	27,745	80,121
Subordinated liabilities	46	2,163	1,360	8,239	30,862	42,670
Other financial liabilities	1,436	1,620	1,210	—	23	4,289
	2,749	5,592	10,445	88,425	84,966	192,177
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	—	—	—	—	—	—
At 31 Dec 2023	2,749	5,592	10,445	88,425	84,966	192,177

Amounts owed to HSBC undertakings	48	266	—	—	—	314
Financial liabilities designated at fair value	11	72	1,139	22,921	19,196	43,339
Derivatives	1,182	177	1,089	4,231	1,321	8,000
Debt securities in issue	—	544	4,899	44,608	32,540	82,591
Subordinated liabilities	46	161	1,068	8,262	27,045	36,582
Other financial liabilities	721	458	745	14	31	1,969
	2,008	1,678	8,940	80,036	80,133	172,795
Loan commitments	—	—	—	—	—	—
Financial guarantees[1]	—	—	—	—	—	—
At 31 Dec 2022	2,008	1,678	8,940	80,036	80,133	172,795
1Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied. Prior period comparatives have been restated. Refer to footnote 1 in Note 34.